Prepayments and Other Current Assets	6 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
VAT recoverable	$11,995	$1,939
Prepaid expenses and others current assets	4,841	13,209
Subtotal	16,836	15,148
Less: allowance for credit losses	(830)	(814)
Total	$16,006	$14,334

Allowance for credit losses movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2025	2024
Beginning balance	$814	$112,541
Provision	-	607
Reversal	-	(112,311)
Effect of exchange rate	16	(26)
Ending balance	$830	$811